WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		January 27, 2012


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $346,066

List of Other Included Managers: NONE
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	FORM 13F INFORMATION TABLE

Name of Issuer				Title of Class		CUSIP		Value		SHRS		Investment Discretion	Other Manager	Voting Authority

ALCOA INC				COM			013817101	510		59000		SOLE					SOLE
APACHE CORP				COM			037411105	21643		238915		SOLE					SOLE
APPLE INC				COM			037833100	771		1905		SOLE					SOLE
BANK OF AMERICA CORP			COM			060505104	615		110800		SOLE					SOLE
BOSTON SCIENTIFIC CORP			COM			101137107	328		61500		SOLE					SOLE
CAMELOT INFORMATION SYSTEMS IN		ADS RP ORD SHS		13322V105	395		140000		SOLE					SOLE
CAMERON INTERNATIONAL CORP		COM			13342B105	344		7000		SOLE					SOLE
CITIGROUP INC				COM NEW			172967424	823		31320		SOLE					SOLE
COUNTRY STYLE COOKING RESTAURAADR	SPONSORED ADR		22238M109	259		35000		SOLE					SOLE
DR HORTON INC				COM			23331A109	517		41000		SOLE					SOLE
EBAY INC				COM			278642103	636		21000		SOLE					SOLE
EMC CORP/MASSACHUSETTS			COM			268648102	21999		1022055		SOLE					SOLE
FIFTH THIRD BANCORP			COM			316773100	24324		1912293		SOLE					SOLE
GENERAL ELECTRIC CO			COM			369604103	598		33400		SOLE					SOLE
GOOGLE INC				CL A			38259P508	29956		46381		SOLE					SOLE
GRIFOLS SA -ADR				SPONSORED ADR		398438309	884		160009		SOLE					SOLE
INTEL CORP				COM			458140100	567		23400		SOLE					SOLE
JONES LANG LASALLE INC			COM			48020Q107	252		4125		SOLE					SOLE
JPMORGAN CHASE & CO			COM			46625H100	581		17500		SOLE					SOLE
MICROSOFT CORP				COM			594918104	23492		904778		SOLE					SOLE
MONSANTO CO				COM			61166W101	22927		327188		SOLE					SOLE
MONSTER WORLDWIDE INC			COM			611742107	387		49000		SOLE					SOLE
PEPSICO INC/NC				COM			713448108	25739		387932		SOLE					SOLE
PFIZER INC				COM			717081103	42851		1979283		SOLE					SOLE
PHILIP MORRIS INTERNATIONAL IN		COM			718172109	627		8000		SOLE					SOLE
QUEPASA CORP				COM NEW			74833W206	438		132500		SOLE					SOLE
RENESOLA LTD ADR			SPONS ADS		75971T103	213		140000		SOLE					SOLE
RENREN INC				SPONSORED ADR		759892102	508		142000		SOLE					SOLE
REPUBLIC SERVICES INC			COM			760759100	23177		842043		SOLE					SOLE
REYNOLDS AMERICAN INC			COM			761713106	345		8332		SOLE					SOLE
SOHU.COM INC				COM			83408W103	500		10000		SOLE					SOLE
STAPLES INC				COM			855030102	458		33000		SOLE					SOLE
STILLWATER MINING CO			COM			86074Q102	2093		200000		SOLE					SOLE
TIME WARNER CABLE INC			COM			88732J207	17318		272434		SOLE					SOLE
TYCO INTERNATIONAL LTD SHS		SHS			H89128104	23544		504223		SOLE					SOLE
VALERO ENERGY CORP			COM			91913Y100	347		16500		SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC		COM			92220P105	29859		444797		SOLE					SOLE
WEATHERFORD INTERNATIONL LTD  REG	REG SHS			H27013103	24080		1646563		SOLE					SOLE
WELLS FARGO & CO			COM			949746101	838		30400		SOLE					SOLE
YAHOO! INC				COM			984332106	306		19000		SOLE					SOLE

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